DECOMISSIONING PROVISION - Detailed Disclosure (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Estimated economic lives of assets covered by the decommissioning provision (years)			50 years
Minimum
Reconciliation of changes in other provisions [abstract]
Estimated economic lives of assets covered by the decommissioning provision (years)			1 year
Maximum
Reconciliation of changes in other provisions [abstract]
Estimated economic lives of assets covered by the decommissioning provision (years)			83 years
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance			$ 573	$ 551
Unwinding of discount rate			14	12
Change in rates			191	0
Acquisition (Note 6)			74	0
Additions			28	18
Change in cost estimates and other			(13)	(8)
Other provisions, ending balance		$ 867	867	573
Less current portion (included in accrued liabilities)		(3)	(3)	(4)
Other non-current provisions		$ 864	864	$ 569
Inflation rate for preset value (percent)				1.80%
Risk-free rate for preset value (percent)		0.30%		2.30%
Risk-Free real return rate (percent)	0.30%
Kinder Morgan Canada Limited | Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Change in rates			$ 135